Consolidated Statements of Changes In Equity - CNY (¥) ¥ in Thousands	Total	Share capital [member]	Share premium [member]	Treasury shares [member]		Other reserves [member]	Retained earnings [member]	Total [member]	Non-controlling interests [member]
Beginning balance (Previously stated [member]) at Dec. 31, 2021	¥ 94,559,203	¥ 75	¥ 33,365,786	¥ (5,560,104)		¥ 9,304,995	¥ 55,942,943	¥ 93,053,695	¥ 1,505,508
Beginning balance (Adjustment on correction of errors (net of tax) [member]) at Dec. 31, 2021	(191,782)					1,613,336	(1,821,146)	(207,810)	16,028
Beginning balance at Dec. 31, 2021	94,367,421	75	33,365,786	(5,560,104)		10,918,331	54,121,797	92,845,885	1,521,536
Net profit/loss for the year | Previously stated [member]	8,775,039
Net profit/loss for the year	7,858,086						7,777,336	7,777,336	80,750
Other comprehensive income/(losses)	(1,580,849)					(1,581,252)		(1,581,252)	403
Total comprehensive income/(loss) for the year	6,277,237					(1,581,252)	7,777,336	6,196,084	81,153
Transactions with owners
Repurchase of ordinary shares	(82,665)			(82,665)	[1]			(82,665)
Capital reduction from non-controlling interests	(1,118)								(1,118)
Exercise of share-based payment	58,953		127,063			(68,110)		58,953
Redemption and extension of convertible promissory notes	624,828		6,209,598			(5,584,770)		624,828
Contributions from non-controlling interests	15,938								15,938
Dividend declared	(7,628,573)		(7,628,573)					(7,628,573)
Appropriations to general reserve						42,078	(42,078)
Share-based payment	45,919					45,491		45,491	428
Ending balance (Previously stated [member]) at Dec. 31, 2022	94,786,675	75	32,073,874	(5,642,769)		2,158,432	64,600,234	93,189,846	1,596,829
Ending balance (Adjustment on correction of errors (net of tax) [member]) at Dec. 31, 2022	(1,108,735)					1,613,336	(2,743,179)	(1,129,843)	21,108
Ending balance at Dec. 31, 2022	93,677,940	75	32,073,874	(5,642,769)		3,771,768	61,857,055	92,060,003	1,617,937
Net profit/loss for the year | Previously stated [member]	1,034,486
Net profit/loss for the year	953,098						809,624	809,624	143,474
Other comprehensive income/(losses)	(464,981)					(465,590)		(465,590)	609
Total comprehensive income/(loss) for the year	488,117					(465,590)	809,624	344,034	144,083
Transactions with owners
Exercise of share-based payment	1,737		17,403	1	[2]	(15,667)		1,737
Acquisition of non-controlling Interests of a subsidiary	(199,200)					4,511		4,511	(203,711)
Repayment of optionally convertible promissory notes			1,489,748			(1,489,748)
Dividend declared	(1,438,792)		(1,438,792)					(1,438,792)
Share-based payment	(36,143)					(36,089)		(36,089)	(54)
Ending balance (Previously stated [member]) at Dec. 31, 2023	93,683,782	75	32,142,233	(5,642,768)		155,849	65,487,099	92,142,488	1,541,294
Ending balance (Adjustment on correction of errors (net of tax) [member]) at Dec. 31, 2023	(1,190,123)					1,613,336	(2,820,420)	(1,207,084)	16,961
Ending balance at Dec. 31, 2023	92,493,659	75	32,142,233	(5,642,768)		1,769,185	62,666,679	90,935,404	1,558,255
Net profit/loss for the year	(3,603,515)						(3,870,620)	(3,870,620)	267,105
Other comprehensive income/(losses)	(119,841)					(119,656)		(119,656)	(185)
Total comprehensive income/(loss) for the year	(3,723,356)					(119,656)	(3,870,620)	(3,990,276)	266,920
Transactions with owners
Exercise of share-based payment	2,282		42,475			(40,193)		2,282
Dividend declared	(5,156,820)	42	(5,156,862)					(5,156,820)
Share-based payment	(18,008)					(17,888)		(17,888)	(120)
Ending balance at Dec. 31, 2024	¥ 83,597,757	¥ 117	¥ 27,027,846	¥ (5,642,768)		¥ 1,591,448	¥ 58,796,059	¥ 81,772,702	¥ 1,825,055

[1]	In 2021, the Company’s board of directors authorized share repurchase programs under which the Company could repurchase up to an aggregate of USD1 billion of its shares during a specific period of time. For the years ended December 31, 2022, the Company had repurchased 1.4 million shares for approximately RMB83 million under share repurchase programs. As of December 31, 2022, the share repurchase program was completed.
[2]	For the years ended December 31, 2022, 2023 and 2024, the number of treasury shares of 3,223,040, 325,202 and 880,276 had been used for the exercise of share-based payment with a par value of USD0.00001 per share, respectively.